KAYE SCHOLER LLP	425 Park Avenue New York, New York 10022-3598 212.836.8000 Fax 212.836.8689 www.kayescholer.com

February 17, 2011

Via EDGAR and By Hand

Pamela Long

Craig Slivka

Division of Corporate Finance

United Stated Securities and Exchange Commission

Washington, D.C. 20549-7010

Re:	TMS International Corp.
Registration Statement on Form S-1
File No.: 333-166807

Dear Ms. Long and Mr. Slivka:

TMS International Corp. (the “Company”) has filed today with the Securities and Exchange Commission via EDGAR Amendment No. 4 (“Amendment No. 4”) to its Registration Statement on Form S-1 (the “Registration Statement”).

As you may recall, the Staff previously reviewed the Registration Statement and indicated to us that the Staff had no comments to Amendments No. 2 or No. 3, other than requesting that the Company provide such information as is currently omitted and may not be omitted pursuant to Rule 430A. Once the Staff has had an opportunity to review Amendment No. 4, the Company intends to file a pre-effective amendment containing a bona fide estimate of the range of the offering price of the shares, the maximum number of shares offered, and the amount of additional shares that the underwriters may purchase in connection with the over-allotment option and such other omitted information with adequate time for the Staff to review prior to circulating the preliminary prospectus.

The Company and its underwriters would appreciate it if the Staff could review Amendment No. 4 as promptly as possible.

Four clean copies of Amendment No. 4, and four copies that are marked to show changes from Amendment No. 3 to the Registration Statement, are enclosed with the by hand delivery of this letter for your convenience.

KAYE SCHOLER LLP

Ms. Pamela Long	-2-	February 17, 2011

* * *

Please contact the undersigned at (212) 836-8032, or Joel I. Greenberg, Esq. at (212) 836-8201, with any questions or comments you may have regarding the Registration Statement.

Sincerely,

/s/ Derek Stoldt

Derek Stoldt

cc:	Joseph Curtin
Daniel Rosati
Leon Z. Heller, Esq.
Thomas E. Lippard, Esq.
Daniel Bursky, Esq.
Andrew Barkan, Esq.
Joel I. Greenberg, Esq.